Financial instruments-Risk management and fair value - Risk Management and Fair Value - Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost (Detail) - Allowance for impairment - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of year	$ (1,103)	$ (2,258)
(Additions) / Reversal	318	1,155
Balance at end of year	$ (785)	$ (1,103)